Financial Instruments	6 Months Ended
Jun. 30, 2022
Disclosure of financial instruments [abstract]
Financial Instruments

Note 5:- Financial Instruments

a.	Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value

	Level 1	Level 2	Level 3
	U.S Dollars in thousands
June 30, 2022
Derivatives instruments	$-	$(437)	-
Contingent consideration	-	-	$(23,121)

June 30, 2021
Derivatives instruments	$-	$23	$-

December 31, 2021
Derivatives instruments	$-	$73	$-
Contingent consideration	$-	$-	$(21,995)

During the Six months ended on June 30, 2022 there were no transfers due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.